ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2021
ACCOUNTS RECEIVABLE, NET
Summary of accounts receivable, net of provision for doubtful accounts

	December 31,	December 31,
	2021	2020
Accounts receivable	$62,789,964	$69,857,239
Less: provision for doubtful accounts	(6,426,781)	(4,702,394)
Accounts receivable, net of provision for doubtful accounts	$56,363,183	$65,154,845

Summary of movement of allowance for doubtful accounts

	December 31,	December 31,
	2021	2020
Balance at beginning of the year	$4,702,394	$2,460,780
Charge to expenses	4,155,246	1,960,604
Writing off of accounts receivable	(2,562,857)	–
Foreign exchange loss	131,998	281,010
Balance at end of the year	$6,426,781	$4,702,394